INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the period	$ 12,763	$ 11,819	$ 5,563
Additions based on tax positions			3,698
Interest			2,558
Interest and penalties	792	944
Balance at the end of the period	13,555	12,763	11,819
Current
PRC income tax expense	270	2,375	4,382
Current income tax expense	270	2,375	4,382
Deferred
PRC income tax expense	(7,181)	(3,037)	1,310
U.S. income tax expense			(2,487)
Deferred income tax expense	(7,181)	(3,037)	(1,177)
Unrecognized tax benefits
PRC unrecognized tax benefits	780	761	3,696
U.S. unrecognized tax benefits			2,487
Unrecognized tax benefits	780	761	6,183
Income tax expense (benefits)	(6,131)	99	9,388
Current deferred income tax assets
Allowance for doubtful accounts	2,158	2,422
Product warranty provision	387	427
Write-down in value of inventory	2,667	2,221
Unrealized loss from change in fair value of foreign currency forward contracts	56	49
Others	2,577	1,879
Current deferred income tax assets, gross	7,845	6,998
Less: valuation allowance	(2,561)	(1,843)
Current deferred income tax assets, net	5,284	5,155
Non-current deferred income tax assets
Pre-operating expenses	131	355
Net operating losses	67,615	51,915
Property, plant and equipment	2,873	3,122
Impairment on long-lived assets		4,173
Others	344	563
Non-current deferred income tax assets, gross	70,963	60,128
Less: valuation allowance	(49,602)	(45,453)
Non-current deferred income tax assets, net	21,361	14,675
Current deferred income tax liabilities
Research and development expenses	190	363
Non-current deferred income tax liabilities
Property, plant and equipment	4,202	4,473
Non-current deferred income tax liabilities	4,202	4,473
Net operating losses	275,735
Analysis of the deferred income tax balances for financial reporting purpose
Current deferred income tax assets	5,094	4,792
Non-current deferred income tax assets	19,650	12,819
Non-current deferred income tax liabilities	$ 2,491	$ 2,617
Reconciliations between the statutory tax rate and the entity's effective tax rate
Statutory tax rate (note) (as a percent)	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes (as a percent)	(1.00%)	(1.00%)	(4.00%)
Effect of income tax exemptions and reliefs (as a percent)	(6.00%)	(3.00%)	(2.00%)
Effect of unrecognized tax benefits (as a percent)	(1.00%)	(1.00%)	(3.00%)
Effect of income tax rate difference under different tax jurisdictions (as a percent)	1.00%	(3.00%)	(3.00%)
Effect of valuation allowance on deferred income tax assets (as a percent)	(13.00%)	(17.00%)	(21.00%)
Effective tax rate (as a percent)	5.00%	0.00%	(8.00%)